Other current assets	12 Months Ended
Dec. 31, 2018
Other current assets
Other current assets

9. Other current assets

At December 31, 2018 and 2017, other current assets consisted of the following:

Other current assets
in € THOUS
	2018	2017

Income taxes receivable	159.290	56.153
Other taxes receivable	107.708	90.808
Debt securities	99.592	-
Receivables for supplier rebates	68.203	48.222
Prepaid rent	57.319	52.251
Payments on account	54.778	51.282
Prepaid insurance	23.632	20.629
Deposit / Guarantee / Security	19.915	15.465
Derivatives	7.837	11.810
Other	205.809	257.830
Other current assets	804.083	604.450

The item “Other” in the table above primarily includes loans to customers, receivables from employees and notes receivables.